Supplemental information - Contractual obligations and commitments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 3,191,416
Leases obligations	76,300
leases due to commence	54,900
Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,737,304
Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	131,180
Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,199,209
Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	76,874
Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	46,849
Less than 1 year
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	296,180
Less than 1 year | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	80,587
Less than 1 year | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	21,183
Less than 1 year | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	87,314
Less than 1 year | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	60,247
Less than 1 year | Drilling and services agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	46,849
1 - 3 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	376,325
1 - 3 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	166,190
1 - 3 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	34,920
1 - 3 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	160,649
1 - 3 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	14,566
3 - 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,075,286
3 - 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	871,135
3 - 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	32,375
3 - 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	170,468
3 - 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,308
After 5 years
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	1,443,625
After 5 years | Long-term debt
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	619,392
After 5 years | Lease obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	42,702
After 5 years | Processing and transportation agreements
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	780,778
After 5 years | Purchase obligations
Disclosure Of Supplemental Information [Line Items]
Total contractual obligations and commitments	$ 753